Disclosure of detailed information about options, valuation assumptions (Details)	12 Months Ended
	Dec. 31, 2017 CAD ($) yr	Dec. 31, 2016 CAD ($) yr	Dec. 31, 2015 CAD ($) yr
Statement [Line Items]
Risk free interest rate	0.95%	0.55%	0.95%
Expected life in years | yr	3.50	3.50	3.50
Volatility	72.90%	63.92%	59.27%
Expected dividends	0.00%	0.00%	0.00%
Forfeiture rate	5.00%	5.00%	5.00%
Weighted average fair value of options issued | $	$ 0.39	$ 0.80	$ 1.73